Summary of Significant Accounting Policies - Summary of Derivative Position (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / Derivative	Dec. 31, 2016 USD ($) $ / Derivative
Argentine Pesos [Member]
Derivative [Line Items]
Notional amount	$ 2,000,000	$ 5,000,000
Type	Purchase	Purchase
Due	Jan-18	Jan-17
Avg Price | $ / Derivative	17.835	16.170
Fair value	$ 115,000	$ (49,000)
Chile Pesos [Member]
Derivative [Line Items]
Notional amount	$ 8,500,000
Type	Purchase
Due	Jan-18
Avg Price | $ / Derivative	634.490
Fair value	$ (260,000)
Mexican Pesos [Member]
Derivative [Line Items]
Notional amount	$ 7,000,000
Type	Sell
Due	Jan / Feb-18
Avg Price | $ / Derivative	19.270
Fair value	$ (214,000)
Brazil, Brazil Real
Derivative [Line Items]
Notional amount		$ 15,000,000
Type		Sell
Due		Jan-17
Avg Price | $ / Derivative		3.370
Fair value		$ 457,000